Employee costs and share plans for employees - Bonus and share plans (Details) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 09, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) plan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Bonus and share plans
Payments made to the EBT upon the vesting of share awards			$ 660	$ 579	$ 619
Payments to acquire or redeem entity's shares		$ 81	81
Expense from share-based payment transactions with employees			$ 660	$ 579	$ 619
Share-based payment arrangements via Employee Benefit Trust prior to consolidation
Bonus and share plans
Payments made to the EBT upon the vesting of share awards	$ 354
Bonus plans | UNITED STATES
Bonus and share plans
Number of Bonus plans operated by entity | plan			2
AstraZeneca Deferred Bonus Plan
Bonus and share plans
Deferral period for bonus			3 years